NPORT-EX

Upright Assets Allocation Plus Fund

Schedule of Investments

June 30, 2022 (unaudited)

		Market
Description	Quantity	Value
Equities
Consumer 0.30%
Bed Bath & Beyond Inc.	1,000	4,970

Drug Manufacturer-other 5.48%
AbbVie Inc.	500	76,580
Teva Pharmaceutical Industries Limited* ADR	2,000	15,040
		91,620

Electronic Equipment 4.96%
Plug Power Inc.*	5,000	82,850

Energy 1.55%
Direxion Daily Energy Bull 2x Shares	550	25,817

Exchange Traded Fund 21.90%
Direxion Daily Dow Jones Internet Bull 3x Shares	10,000	81,000
Direxion Daily Semiconductor Bull 3x Shares	3,000	39,300
iShares MSCI EAFE Value ETF	200	8,680
iShares Russell Mid-Cap Value ETF	100	10,157
KraneShares CSI China Internet ETF	1,400	45,864
ProShares UltraPro QQQ	2,000	48,000
VanEck Vietnam ETF	2,000	28,800
Vanguard Emerging Markets	700	29,155
Vanguard FTSE All-World ex-US Small-Cap Index Fund ETF Shares	100	10,321
Vanguard Real Estate Index Fund ETF Shares	200	18,222
VictoryShares US Large Cap High Div Volatility Wtd ETF	800	46,496
		365,995

Financial Service 4.15%
Direxion Daily Financial Bull 3x Shares	1,100	69,410

Generic Drug 0.94%
Viatris Inc.	1,500	15,705

IC Design 17.90%
Himax Technologies, Inc. ADR	40,000	299,200

Internet Services 0.89%
Baidu, Inc.* ADR	100	14,873

MID Cap 2.87%
Direxion Daily Mid Cap Bull 3x Shares	1,500	47,925

MSCI-ETF 4.44%
Direxion Daily MSCI Brazil Bull 2x Shares	85	5,478
Direxion Daily MSCI Emerging Markets Bull 3x Shares	200	7,484
Direxion Daily MSCI India Bull 2x Shares	500	21,215
Direxion Daily MSCI Real Estate Bull 3x Shares	2,000	28,880
iShares MSCI China ETF	200	11,162
		74,219

Semiconductor 18.00%
ASE Technology Holding Co., Ltd. ADR	10,000	51,700
Silicon Motion Technology Corporation ADR	2,000	167,400
Taiwan Semiconductor Manufacturing Company ADR	1,000	81,750
		300,850

Small Cap 2.94%
Direxion Daily Small Cap Bull 3x Shares	1,500	49,200

US Market 5.89%
Direxion Daily S&P500 Bull 3x Shares	1,500	98,385
		1,541,019

Short Term Investments 2.47%
First American Treasury Obligations FD CL X	678	678
First American Government Obligations FD CL X	31,193	31,193
MSIL Federal Treasury Portfolio Institutional	9,385	9,385
		41,256

Total Investments (Cost $1,529,822) 94.68%		1,582,275
Other Assets less Liabilities 5.32%		88,907
Net Assets 100%		1,671,182

*Non income producing securities

ADR – American Depository Receipt

As of June 30, 2022, the gross unrealized appreciation for all securities totaled $298,930 and the gross unrealized depreciation for all securities totaled $246,477 for a net unrealized appreciation of $52,453 for tax purposes. The aggregate cost of securities including cash and money funds on June 30, 2022 was $1,618,729.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009. The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of June 30, 2022:

Level 1	1,582,275
Level 2	-
Level 3	-
Total	1,582,275